Related party transactions	12 Months Ended
Jun. 30, 2018
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Related party transactions

30    Related party transactions

The Group’s related parties are predominantly subsidiaries, joint operations, joint ventures and associates and key management personnel of the Group. Disclosures relating to key management personnel are set out in note 21 ‘Key management personnel’. Transactions between each parent company and its subsidiaries are eliminated on consolidation and are not disclosed in this note.

•	All transactions to/from related parties are made at arm’s length, i.e. at normal market prices and rates and on normal commercial terms.

•

Outstanding balances at year-end are unsecured and settlement occurs in cash. Loan amounts owing from related parties represent secured loans made to joint operations, associates and joint ventures under co-funding arrangements. Such loans are made on an arm’s length basis with interest charged at market rates and are due to be repaid by 16 August 2022.

•	No guarantees are provided or received for any related party receivables or payables.

•	No provision for doubtful debts has been recognised in relation to any outstanding balances and no expense has been recognised in respect of bad or doubtful debts due from related parties.

•

There were no other related party transactions in the year ended 30 June 2018 (2017: US$ nil), other than those with post-employment benefit plans for the benefit of Group employees. These are shown in note 24 ‘Pension and other post-retirement obligations’.

Transactions with related parties

Further disclosures related to other related party transactions are as follows:

	Joint operations		Joint ventures		Associates
	2018	2017	2018	2017	2018	2017
	US$M	US$M	US$M	US$M	US$M	US$M
Sales of goods/services	–	–	–	–	–	–
Purchases of goods/services	–	–	–	–	1,358.016	1,052.885
Interest income	1.764	1.850	–	–	19.337	34.911
Interest expense	–	0.010	–	–	–	0.006
Dividends received	–	–	–	–	693.105	619.894
Net loans made to/(repayments from) related parties	60.566	(82.701)	–	–	(599.979)	(272.276)

Outstanding balances with related parties

Disclosures in respect of amounts owing to/from joint operations represent the amount that does not eliminate on consolidation.

	Joint operations		Joint ventures		Associates
	2018	2017	2018	2017	2018	2017
	US$M	US$M	US$M	US$M	US$M	US$M
Trade amounts owing to related parties	–	–	–	–	210.716	217.803
Loan amounts owing to related parties	55.667	118.288	–	–	4.097	39.097
Trade amounts owing from related parties	–	–	–	–	3.932	3.083
Loan amounts owing from related parties	18.089	20.144	–	–	12.939	647.918